Non Operating Income and Expenditure - Schedule of Non Operating Income and Expenditure (Details) (20-F) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
NON OPERATING INCOME AND EXPENDITURE
Net profit on disposal of plant and equipment			$ 52,188
Research and development tax incentive	856,707	299,351	253,159
Export Marketing & Development Grant		126,907
Interest income	25,794	15,218	38,765
Rental income
Other income	137,268
Total non operating income and expenditure	$ 1,019,769	$ 441,476	$ 344,112